Label	Element	Value
Innovator U.S. Equity Accelerated Plus ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 5.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.20%
Innovator U.S. Equity Accelerated Plus ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 544.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.90%
Innovator U.S. Equity Accelerated Plus ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 571.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(19.20%)